Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net of allownace	$ 9,023,768	$ 9,023,768
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	975,000,000	975,000,000	975,000,000
Common stock, issued	17,839,467	16,825,716	16,661,482
Common stock, outstanding	17,839,467	16,825,716	16,661,482
Treasury stock, shares at cost	18,000	18,000	18,000
Series A-1 Convertible Preferred Shares
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	300	300	300
Preferred stock, issued	300	300	300
Preferred stock, outstanding	300	300	300
Series B-1 Convertible Preferred Shares
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	500,000	500,000	500,000
Preferred stock, issued	5	5	5
Preferred stock, outstanding	5	5	5